Shareholder Report, Holdings (Details) - C000229340	May 31, 2026
FR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_31418EPD6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_14689CAC6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_05683FBE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_46646GAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_35564KJP5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_404121AJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_4595A3FP7_0.000000_2026-06-23
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_37940XAV4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_8424C1FS2_0.000000_2026-06-26
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.60%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.40%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.10%